Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions With Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
	2014	2013	2012
Management fees, including capitalized fees	$-	$305	$1,641
Commissions	-	127	687
Administrative fees	-	20	120
Brokerage fees	-	217	1,300